Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, plant and equipment

12.   Property, plant and equipment

					Acquisition
					through	Impairment	Transfer to	Effects of	Balance at
	Balance at				business	expenses/	investment	movements in	31 December
Cost	1 January 2022	Additions	Disposals	Transfers	combination	(reversals)	property	exchange rates	2022
Network infrastructure (All operational)	114,220,373	3,675,139	(1,948,331)	4,255,134	—	—	—	(5,576,761)	114,625,554
Land and buildings	6,511,811	336,763	(1,848)	2,118	—	—	(515,515)	(262,453)	6,070,876
Equipment, fixtures and fittings	6,653,267	715,369	(309,541)	69,811	—	—	—	(269,645)	6,859,261
Motor vehicles	110,845	—	(1,305)	569	—	—	—	(4,876)	105,233
Leasehold improvements	2,275,641	29,313	(22,887)	646	—	—	—	(12,056)	2,270,657
Electricity production power plant	207,730	—	—	—	—	—	—	—	207,730
Construction in progress	2,076,725	4,719,203	(36,612)	(4,328,278)	—	7,053	—	(119,549)	2,318,542
Total	132,056,392	9,475,787	(2,320,524)	—	—	7,053	(515,515)	(6,245,340)	132,457,853

Accumulated depreciation
Network infrastructure (All operational)	75,734,431	7,786,214	(1,406,732)	—	—	184,488	—	(3,335,082)	78,963,319
Land and buildings	1,543,428	231,593	—	—	—	211	(443,753)	(128,666)	1,202,813
Equipment, fixtures and fittings	6,329,636	1,049,719	(226,088)	—	—	7,978	—	(426,069)	6,735,176
Motor vehicles	97,040	7,000	(1,307)	—	—	—	—	(4,762)	97,971
Leasehold improvements	2,066,834	18,390	(22,103)	—	—	25	—	(8,900)	2,054,246
Electricity production power plant	3,881	10,455	—	—	—	—	—	340	14,676
Total	85,775,250	9,103,371	(1,656,230)	—	—	192,702	(443,753)	(3,903,139)	89,068,201

Net book value	46,281,142	372,416	(664,294)	—	—	(185,649)	(71,762)	(2,342,201)	43,389,652

Depreciation expenses for the years ended 31 December 2022, 2021 and 2020 amounting to TL 9,289,020, TL 8,614,585 and TL 7,795,684  respectively include impairment losses and are recognized in cost of revenue.

Impairment losses on property, plant and equipment for the years ended 31 December 2022, 2021 and 2020 are TL 185,649, TL 19,155 and TL 10,289, respectively and are recognized in depreciation expenses.

12.  Property, plant and equipment (continued)

Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments.

Network infrastructure mainly consists of mobile and fixed network infrastructure investments.

					Acquisition
					through	Impairment	Transfer to	Effects of	Balance at
	Balance at				business	expenses/	investment	movements in	31 December
Cost	1 January 2021	Additions	Disposals	Transfers	combination	(reversals)	property	exchange rates	2021
Network infrastructure (All operational)	101,348,763	3,374,245	(1,563,970)	6,934,280	—	—	—	4,127,055	114,220,373
Land and buildings	6,301,550	258,509	(192,151)	342,969	—	—	(73,731)	(125,335)	6,511,811
Equipment, fixtures and fittings	6,363,251	348,012	(75,329)	69,642	56	—	—	(52,365)	6,653,267
Motor vehicles	110,320	4,391	(10,016)	—	312	—	—	5,838	110,845
Leasehold improvements	2,379,493	17,932	(133,088)	897	—	—	—	10,407	2,275,641
Electricity production power plant (Note 3)	—	—	—	—	207,730	—	—	-	207,730
Construction in progress	2,169,905	7,041,211	(13,491)	(7,350,422)	—	—	—	229,522	2,076,725
Total	118,673,282	11,044,300	(1,988,045)	(2,634)	208,098	—	(73,731)	4,195,122	132,056,392

Accumulated depreciation
Network infrastructure (All operational)	65,984,505	7,472,739	(1,393,279)	—	—	19,155	—	3,651,311	75,734,431
Land and buildings	1,589,022	197,383	(59,132)	—	—	—	(60,998)	(122,847)	1,543,428
Equipment, fixtures and fittings	5,600,830	891,642	(64,018)	—	—	—	—	(98,818)	6,329,636
Motor vehicles	91,980	9,316	(10,016)	—	—	—	—	5,760	97,040
Leasehold improvements	2,166,098	20,469	(128,479)	—	—	—	—	8,746	2,066,834
Electricity production power plant (Note 3)	—	3,881	—	—	—	—	—	-	3,881
Total	75,432,435	8,595,430	(1,654,924)	—	—	19,155	(60,998)	3,444,152	85,775,250

Net book value	43,240,847	2,448,870	(333,121)	(2,634)	208,098	(19,155)	(12,733)	750,970	46,281,142